Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.44%
FNMA	3.00%	1-1-2028	$2,313,644	$ 2,418,766
GNMA ±±	4.52	8-20-2070	2,863,916	3,096,075
Total Agency securities (Cost $5,496,870)				5,514,841
Asset-backed securities: 22.97%
AmeriCredit Automobile Receivables Trust Series 2020-1 Class A3	1.11	8-19-2024	2,378,305	2,384,765
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	1.21	11-20-2028	2,759,372	2,761,554
CarMax Auto Owner Trust Series 2017-4 Class C	2.70	10-16-2023	1,000,000	1,000,895
CarMax Auto Owner Trust Series 2018-1 Class B	2.83	9-15-2023	1,500,000	1,510,501
CarMax Auto Owner Trust Series 2020-4 Class A2	0.31	1-16-2024	441,052	441,031
CarMax Auto Owner Trust Series 2021-4 Class A2A	0.24	11-15-2024	1,270,000	1,266,130
Carvana Auto Receivables Trust 2021-P3 Class A	0.38	1-10-2025	3,100,000	3,094,300
CCG Receivables Trust Series 2020-1 Class A2 144A	0.54	12-14-2027	1,564,883	1,563,554
Chesapeake Funding II LLC Series 2020-1A Class A1 144A	0.87	8-16-2032	1,234,320	1,236,962
CNH Equipment Trust Series 2021-C Class A2	0.33	1-15-2025	3,000,000	2,994,772
Dell Equipment Finance Trust Series 2021-2 Class A2 144A	0.33	12-22-2026	2,880,000	2,870,630
DLL Securitization Trust Series 2019-MA2 Class A3 144A	2.34	9-20-2023	938,433	943,424
Dllad LLC Series 2021-1 144A	0.35	9-20-2024	800,000	797,953
DLLMT Series 2021-1A Class A2 144A	0.60	3-20-2024	2,070,000	2,067,988
Donlen Fleet Lease Funding Series 2021-2 Class A1 (1 Month LIBOR +0.33%) 144A±	0.42	12-11-2034	2,280,000	2,281,407
Enterprise Fleet Financing LLC Series 2018-3 Class A2 144A	3.38	5-20-2024	107,735	107,936
Enterprise Fleet Financing LLC Series 2020-1 Class A2 144A	1.78	12-22-2025	1,389,657	1,401,943
Ford Credit Auto Lease Trust 2021-B Class A2	0.24	4-15-2024	2,715,000	2,710,281
Ford Credit Auto Owner Trust Series 2019-B Class A3	2.23	10-15-2023	687,514	691,931
Foursight Capital Automobile Receivables Trust Series 2021-1 Class A2 144A	0.40	8-15-2024	1,660,825	1,660,406
GM Financial Automobile Leasing Trust Series 2020 -3 Class A2A	0.35	11-21-2022	365,511	365,533
Great America Leasing Receivables Funding LLC Series 2021-1 Class A2 144A	0.27	6-15-2023	2,729,224	2,728,080
HPEFS Equipment Trust Series 2020-1A Class A3 144A	1.76	2-20-2030	998,763	1,002,165
HPEFS Equipment Trust Series 2021-1A Class C 144A	0.75	3-20-2031	6,400,000	6,350,382
Hyundai Auto Lease Securitization Trust Series 2021-A Class A3 144A	0.33	1-16-2024	3,500,000	3,496,556
Hyundai Auto Lease Securitization Trust Series 2021-A Class B 144A	0.61	10-15-2025	1,800,000	1,793,954
John Deere Owner Trust 2021- A Class A2	0.20	12-15-2023	956,569	956,038
Mercedes-Benz Auto Receivables Trust Series 2019-1 Class 3	1.94	3-15-2024	2,855,354	2,873,998
MMAF Equipment Finance LLC Series 2020-Ba Class A2 144A	0.38	8-14-2023	829,134	828,267
Nissan Auto Lease Trust Series 2020-B Class A3	0.43	10-16-2023	7,000,000	7,004,348
Oscar US Funding Trust Series 2021-1A Class A2 144A	0.40	3-11-2024	873,190	872,516
Oscar US Funding Trust Series 2021-2A Class A2 144A	0.39	8-12-2024	1,630,000	1,626,481
Santander Retail Auto Lease Trust Series 2019-B Class B 144A	2.58	8-21-2023	3,000,000	3,027,749
Santander Retail Auto Lease Trust Series 2020-A Class A2 144A	1.69	1-20-2023	72,635	72,725
Santander Retail Auto Lease Trust Series 2020-B Class A2 144A	0.42	11-20-2023	833,508	833,225
Santander Retail Auto Lease Trust Series 2021-C Class A2 144A	0.29	4-22-2024	2,000,000	1,997,438
SoFi Consumer Loan Program Trust Series 2020-1 Class A 144A	2.02	1-25-2029	447,800	449,877
See accompanying notes to portfolio of investments

Allspring Conservative Income Fund  |  1

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
SoFi Consumer Loan Program Trust Series 2021-1 Class A 144A	0.49%	9-25-2030	$2,346,980	$ 2,340,881
Tesla Auto Lease Trust Series 2020-A Class A2 144A	0.55	5-22-2023	579,578	579,767
Tesla Auto Lease Trust Series 2021-A Class B 144A	1.02	3-20-2025	1,600,000	1,597,988
Tesla Auto Lease Trust Series 2021-A Class C 144A	1.18	3-20-2025	4,000,000	3,984,806
Trillium Credit Card Trust II Series 2020-1A Class B 144A	2.33	12-26-2024	1,355,000	1,356,859
Venture CDO Limited Series 16-25A Class AR (3 Month LIBOR +1.02%) 144A±	1.15	4-20-2029	3,661,450	3,655,892
Volvo Financial Equipment LLC Series 2020-1A Class A2 144A	0.37	4-17-2023	786,838	787,013
Wheels SPV LLC Series 2020-1A Class A2 144A	0.51	8-20-2029	782,586	782,134
World Omni Auto Lease Trust Series 2018-A Class B	2.89	4-15-2025	1,600,000	1,611,855
World Omni Auto Lease Trust Series 2020-A Class A2	1.71	11-15-2022	200,945	201,159
World Omni Auto Lease Trust Series 2020-B Class A2	0.32	9-15-2023	1,077,581	1,077,449
Total Asset-backed securities (Cost $88,171,481)				88,043,498
Corporate bonds and notes: 37.06%
Communication services: 0.71%
Diversified telecommunication services: 0.71%
Verizon Communications Incorporated (U.S. SOFR +0.50%) ±	0.55	3-22-2024	2,700,000	2,711,880
Consumer discretionary: 0.77%
Automobiles: 0.52%
Volkswagen Group of America Incorporated 144A	0.75	11-23-2022	2,000,000	2,001,542
Textiles, apparel & luxury goods: 0.25%
Ralph Lauren Corporation	1.70	6-15-2022	940,000	946,591
Energy: 3.04%
Oil, gas & consumable fuels: 3.04%
BP Capital Markets America Incorporated (3 Month LIBOR +0.65%) ±	0.77	9-19-2022	4,000,000	4,016,349
Chevron Corporation (3 Month LIBOR +0.90%) «±	1.05	5-11-2023	4,525,000	4,569,150
Phillips 66 (3 Month LIBOR +0.62%) ±	0.78	2-15-2024	3,080,000	3,080,070
				11,665,569
Financials: 16.46%
Banks: 4.39%
Bank of America Corporation (3 Month LIBOR +1.02%) ±	2.88	4-24-2023	2,000,000	2,017,248
Bank of America Corporation (3 Month LIBOR +0.79%) ±	3.00	12-20-2023	1,000,000	1,022,530
Bank of America Corporation (3 Month LIBOR +1.16%) ±	3.12	1-20-2023	2,000,000	2,006,709
Bank of America Corporation	5.70	1-24-2022	1,000,000	1,007,840
JPMorgan Chase & Company (U.S. SOFR +0.58%) ±	0.63	3-16-2024	4,000,000	4,014,631
Truist Bank	2.80	5-17-2022	1,730,000	1,746,506
US Bank NA/Cincinnati (3 Month LIBOR +0.18%) ±	0.31	1-21-2022	5,000,000	5,000,148
				16,815,612
Capital markets: 2.41%
Charles Schwab Corporation (U.S. SOFR +0.50%) ±	0.55	3-18-2024	1,000,000	1,002,894
Deutsche Bank AG (U.S. SOFR +0.50%) ±	0.55	11-8-2023	3,500,000	3,495,765
Goldman Sachs Group Incorporated (U.S. SOFR +0.54%) ±	0.59	11-17-2023	1,500,000	1,498,737
See accompanying notes to portfolio of investments

2  |  Allspring Conservative Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Goldman Sachs Group Incorporated (U.S. SOFR +0.58%) ±	0.63%	3-8-2024	$2,000,000	$ 2,002,040
State Street Corporation (U.S. SOFR +2.69%) ±	2.83	3-30-2023	1,225,000	1,233,930
				9,233,366
Consumer finance: 5.43%
BMW US Capital LLC (U.S. SOFR +0.38%) 144A±	0.43	8-12-2024	2,900,000	2,915,059
BMW US Capital LLC (U.S. SOFR +0.53%) 144A±	0.58	4-1-2024	2,600,000	2,618,132
Caterpillar Financial Services Corporation	0.95	5-13-2022	4,000,000	4,011,920
Daimler Finance North America LLC (3 Month LIBOR +0.84%) 144A±	0.99	5-4-2023	2,000,000	2,017,794
Daimler Finance North America LLC 144A	3.40	2-22-2022	2,500,000	2,516,775
Hyundai Capital America Company 144A	2.85	11-1-2022	3,548,000	3,614,726
Toyota Motor Credit Corporation (U.S. SOFR +0.32%) ±	0.37	4-6-2023	1,100,000	1,099,671
Toyota Motor Credit Corporation	1.15	5-26-2022	2,000,000	2,007,303
				20,801,380
Diversified financial services: 1.52%
Jackson Financial Incorporated 144A	1.13	11-22-2023	1,850,000	1,848,965
National Rural Utilities Cooperative Finance	2.40	4-25-2022	3,950,000	3,974,876
				5,823,841
Insurance: 2.71%
Athene Global Funding (U.S. SOFR +0.70%) 144A±	0.75	5-24-2024	2,500,000	2,503,368
Athene Global Funding 144A	2.80	5-26-2023	3,000,000	3,081,130
Brighthouse Financial Global Funding Series 2021-1 (U.S. SOFR +0.76%) 144A±	0.81	4-12-2024	1,200,000	1,209,144
Equitable Financial Life Insurance Company of America (U.S. SOFR +0.39%) 144A±	0.44	4-6-2023	2,250,000	2,253,371
Principal Life Global Funding II (U.S. SOFR +0.38%) 144A±	0.43	8-23-2024	670,000	670,937
Principal Life Global Funding II (U.S. SOFR +0.45%) 144A±	0.50	4-12-2024	675,000	677,899
				10,395,849
Health care: 1.73%
Biotechnology: 0.79%
AbbVie Incorporated (3 Month LIBOR +0.65%) ±	0.81	11-21-2022	3,000,000	3,014,966
Life sciences tools & services: 0.94%
Thermo Fisher Scientific Incorporated (U.S. SOFR +0.39%) ±	0.44	10-18-2023	3,600,000	3,601,619
Industrials: 2.56%
Airlines: 0.80%
Southwest Airlines Company	2.75	11-16-2022	3,000,000	3,049,991
Road & rail: 0.92%
Ryder System Incorporated	2.88	6-1-2022	3,500,000	3,532,574
Trading companies & distributors: 0.84%
Air Lease Corporation	3.50	1-15-2022	3,199,000	3,210,470
Real estate: 0.31%
Equity REITs: 0.31%
Public Storage (U.S. SOFR +0.47%) ±	0.52	4-23-2024	1,195,000	1,195,813
See accompanying notes to portfolio of investments

Allspring Conservative Income Fund  |  3

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 11.48%
Electric utilities: 7.41%
American Electric Power (3 Month LIBOR +0.48%) ±	0.61%	11-1-2023	$2,910,000	$ 2,910,805
Duke Energy Progress LLC (3 Month LIBOR +0.18%) ±	0.34	2-18-2022	3,400,000	3,400,000
Eaton Corporation	2.75	11-2-2022	1,960,000	1,997,901
Entergy Louisiana LLC	0.62	11-17-2023	2,100,000	2,085,437
Florida Power & Light Company (U.S. SOFR +0.25%) ±	0.30	5-10-2023	2,000,000	1,998,722
Nextera Energy Capital Holdings Incorporated (U.S. SOFR +0.40%) ±	0.45	11-3-2023	1,500,000	1,497,323
Nextera Energy Capital Holdings Incorporated (U.S. SOFR +0.54%) ±	0.59	3-1-2023	2,000,000	2,005,738
OGE Energy Corporation	0.70	5-26-2023	2,300,000	2,287,987
PPL Electric Utilities 1st Mortgage (U.S. SOFR +0.33%) ±	0.38	6-24-2024	3,000,000	2,999,613
Southern California Edison's First Mortgage (U.S. SOFR +0.64%) ±	0.69	4-3-2023	4,220,000	4,225,128
Southern Company (U.S. SOFR +0.37%) ±	0.42	5-10-2023	3,000,000	2,995,110
				28,403,764
Gas utilities: 1.28%
Atmos Energy Corporation (3 Month LIBOR +0.38%) ±	0.50	3-9-2023	3,320,000	3,320,227
ONE Gas Incorporated (3 Month LIBOR +0.61%) ±	0.72	3-11-2023	1,575,000	1,575,029
				4,895,256
Multi-utilities: 2.79%
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	0.62	3-2-2023	2,965,000	2,960,307
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	0.70	5-13-2024	1,445,000	1,444,928
Dominion Energy Incorporated (3 Month LIBOR +0.53%) ±	0.65	9-15-2023	3,250,000	3,250,751
Public Service Enterprise Group Incorporated	2.65	11-15-2022	3,000,000	3,052,416
				10,708,402
Total Corporate bonds and notes (Cost $141,920,882)				142,008,485
Municipal obligations: 5.15%
California: 2.57%
Education revenue: 0.39%
University of California Series BF	0.63	5-15-2023	1,500,000	1,503,377
Miscellaneous revenue: 1.44%
Ontario CA Pension Obligation	2.07	6-1-2022	915,000	920,254
Pomona CA Pension Obligation Series BJ	4.00	8-1-2023	1,000,000	1,046,677
San Luis Unit/Westlands Water District Financing Authority	1.09	9-1-2022	1,000,000	1,005,337
Torrance CA Joint Powers Financing Authority	1.29	10-1-2022	1,000,000	1,007,278
Torrance CA Joint Powers Financing Authority	1.43	10-1-2023	1,500,000	1,519,209
				5,498,755
Tobacco revenue: 0.57%
California Golden Tobacco Securitization Corporation Tobacco Settlement Enhanced Asset Backed	0.50	6-1-2022	2,200,000	2,201,978
Water & sewer revenue: 0.17%
El Dorado CA Irrigation District Revenue Refunding Bond Series C	0.74	3-1-2022	650,000	650,729
				9,854,839
See accompanying notes to portfolio of investments

4  |  Allspring Conservative Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 0.78%
Transportation revenue: 0.78%
Colorado Bridge Enterprise Senior Project Infrastructure	0.92%	12-31-2023	$3,000,000	$ 3,005,737
Illinois: 0.82%
Airport revenue: 0.26%
Chicago IL O’Hare International Airport Senior Lien Series D	0.96	1-1-2023	1,000,000	1,004,431
Tax revenue: 0.56%
Build Illinois Bonds	2.45	6-15-2022	2,100,000	2,119,971
				3,124,402
New York: 0.46%
Airport revenue: 0.35%
Port Authority of New York & New Jersey Series AAA	1.09	7-1-2023	1,305,000	1,315,127
Utilities revenue: 0.11%
Long Island NY Power Authority Electric System Series C	0.76	3-1-2023	430,000	430,356
				1,745,483
Texas: 0.52%
Airport revenue: 0.26%
Houston TX Airport System Revenue Refunding Taxable Subordinated Lien Series C	0.88	7-1-2022	1,000,000	1,003,669
Education revenue: 0.26%
Texas Tech University Improvement & Refunding Bonds Financing System	0.51	2-15-2022	1,000,000	1,000,751
				2,004,420
Total Municipal obligations (Cost $19,665,798)				19,734,881
Yankee corporate bonds and notes: 23.75%
Communication services: 0.93%
Wireless telecommunication services: 0.93%
América Móvil SAB de CV	3.13	7-16-2022	3,500,000	3,547,320
Consumer staples: 0.91%
Household products: 0.91%
Reckitt Benckiser Group plc 144A	2.38	6-24-2022	3,450,000	3,481,618
Energy: 2.51%
Energy equipment & services: 0.89%
Schlumberger Limited 144A	2.65	11-20-2022	3,345,000	3,403,210
Oil, gas & consumable fuels: 1.62%
BP Capital Markets plc	2.50	11-6-2022	2,134,000	2,173,127
Enbridge Incorporated (U.S. SOFR +0.40%) ±	0.45	2-17-2023	1,000,000	999,730
Shell International Finance BV	2.38	8-21-2022	2,000,000	2,029,306
Total Capital SA	4.25	12-15-2021	1,000,000	1,001,435
				6,203,598
See accompanying notes to portfolio of investments

Allspring Conservative Income Fund  |  5

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 17.93%
Banks: 15.46%
Bank of Montreal (U.S. SOFR +0.27%) ±	0.31%	9-15-2023	$2,000,000	$ 1,999,392
Bank of Montreal (U.S. SOFR +0.32%) ±	0.37	7-9-2024	2,000,000	1,993,586
Barclays Bank plc	1.70	5-12-2022	1,075,000	1,079,646
BPCE SA (3 Month LIBOR +0.88%) ±	1.05	5-31-2022	715,000	717,500
BPCE SA (3 Month LIBOR +1.22%) 144A±	1.38	5-22-2022	3,300,000	3,317,048
Canadian Imperial Bank of Commerce (U.S. SOFR +0.34%) ±	0.39	6-22-2023	2,875,000	2,878,022
Cooperatieve Rabobank UA (U.S. SOFR +0.30%) ±	0.35	1-12-2024	2,000,000	2,001,578
Credit Agricole SA (3 Month LIBOR +1.43%) 144A±	1.55	1-10-2022	1,000,000	1,001,567
Credit Suisse New York	2.80	4-8-2022	4,150,000	4,184,650
DNB Bank ASA (3 Month LIBOR +0.62%) 144A±	0.74	12-2-2022	500,000	502,376
HSBC Holdings plc (3 Month LIBOR +1.06%) ±	3.26	3-13-2023	2,000,000	2,014,068
Lloyds Banking Group plc (3 Month LIBOR +0.81%) ±	2.91	11-7-2023	1,000,000	1,018,216
Lloyds Banking Group plc	3.00	1-11-2022	4,459,000	4,471,351
Mitsubishi UFJ Financial Group Incorporated (3 Month LIBOR +0.70%) ±	0.82	3-7-2022	2,060,000	2,063,425
Mizuho Financial Group (3 Month LIBOR +0.84%) ±	0.96	7-16-2023	5,000,000	5,020,934
Mizuho Financial Group	2.95	2-28-2022	1,000,000	1,006,300
NatWest Markets plc (U.S. SOFR +0.53%) 144A±	0.58	8-12-2024	1,250,000	1,251,700
NatWest Markets plc 144A	3.63	9-29-2022	3,000,000	3,077,742
Skandinaviska Enskilda Banken (3 Month LIBOR +0.32%) 144A±	0.44	9-1-2023	3,000,000	3,009,298
Skandinaviska Enskilda Banken (3 Month LIBOR +0.65%) 144A±	0.76	12-12-2022	1,250,000	1,257,254
Sumitomo Mitsui Financial Group Incorporated	2.78	10-18-2022	2,000,000	2,039,150
Sumitomo Mitsui Financial Group Incorporated	2.85	1-11-2022	2,000,000	2,005,447
Sumitomo Mitsui Trust Bank Limited (U.S. SOFR +0.44%) 144A±	0.49	9-16-2024	1,200,000	1,199,326
Swedbank AB 144A	1.30	6-2-2023	2,225,000	2,244,598
The Bank of Nova Scotia (U.S. SOFR +0.28%) ±	0.33	6-23-2023	3,400,000	3,400,919
The Bank of Nova Scotia (U.S. SOFR +0.45%) ±	0.49	4-15-2024	2,500,000	2,504,250
Westpac Banking Corporation (U.S. SOFR +0.30%) ±	0.35	11-18-2024	2,000,000	1,998,680
				59,258,023
Capital markets: 1.94%
Macquarie Group Limited 144A	2.10	10-17-2022	2,000,000	2,027,021
UBS AG (U.S. SOFR +0.45%) 144A±	0.50	8-9-2024	3,000,000	3,010,581
UBS AG 144A	1.75	4-21-2022	2,375,000	2,385,144
				7,422,746
Diversified financial services: 0.53%
Federation des caisses Desjardins (U.S. SOFR +0.43%) 144A±	0.48	5-21-2024	2,050,000	2,048,463
Industrials: 0.81%
Metals & mining: 0.81%
Glencore Finance Canada Limited	4.25	10-25-2022	3,000,000	3,089,100
Utilities: 0.66%
Multi-utilities: 0.66%
Engie SA 144A	2.88	10-10-2022	2,500,000	2,546,422
Total Yankee corporate bonds and notes (Cost $90,955,953)				91,000,500
See accompanying notes to portfolio of investments

6  |  Allspring Conservative Income Fund

Portfolio of investments—November 30, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Short-term investments: 12.52%
Commercial paper: 11.47%
AON Corporation 144A¶☼	0.15%	12-20-2021	$4,000,000	$ 3,999,682
AT&T Incorporated 144A☼	0.22	2-14-2022	5,000,000	4,997,708
Catholic Health Initiatives ☼	0.64	1-12-2022	4,500,000	4,499,446
Crown Point Capital Company LLC 144A¶☼	0.16	1-3-2022	2,000,000	1,999,787
Lafayette Asset Securitization LLC 144A¶☼	0.20	2-17-2022	3,500,000	3,498,748
Lexington Parker Capital Company LLC 144A¶☼	0.16	2-17-2022	1,000,000	999,642
Lexington Parker Capital Company LLC 144A¶☼	0.18	2-15-2022	5,000,000	4,998,278
Macquarie Group Limited 144A¶☼	0.15	3-9-2022	4,000,000	3,997,767
Mountcliff Funding LLC 144A¶☼	0.19	2-1-2022	4,000,000	3,998,733
Oglethorpe Power Corporation 144A☼	0.16	12-10-2021	5,500,000	5,499,811
Royal Bank of Canada 144A☼	0.40	11-14-2022	4,000,000	3,984,024
Skandinaviska Enskilda Banken AB 144A☼	0.14	3-16-2022	1,500,000	1,499,245
				43,972,871

		Yield	Shares
Investment companies: 1.05%
Allspring Government Money Market Fund Select Class ♠∞		0.03	3,904,608	3,904,608
Securities Lending Cash Investments LLC ♠∩∞		0.04	103,500	103,500
				4,008,108
Total Short-term investments (Cost $47,978,686)				47,980,979
Total investments in securities (Cost $394,189,670)	102.89%			394,283,184
Other assets and liabilities, net	(2.89)			(11,068,312)
Total net assets	100.00%			$383,214,872

±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¶	Asset-backed commercial paper
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
☼	Zero coupon security. The rate represents the current yield to maturity.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments

Allspring Conservative Income Fund  |  7

Portfolio of investments—November 30, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$708,519	$87,602,280	$(84,406,191)	$0	$0	$3,904,608	3,904,608	$274
Securities Lending Cash Investments LLC	103,500	1,000	(1,000)	0	0	103,500	103,500	8#
				$0	$0	$4,008,108		$282

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

8  |  Allspring Conservative Income Fund

Notes to portfolio of investments—November 30, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Managment"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Allspring Conservative Income Fund  |  9

Notes to portfolio of investments—November 30, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$5,514,841	$0	$5,514,841
Asset-backed securities	0	88,043,498	0	88,043,498
Corporate bonds and notes	0	142,008,485	0	142,008,485
Municipal obligations	0	19,734,881	0	19,734,881
Yankee corporate bonds and notes	0	91,000,500	0	91,000,500
Short-term investments
Commercial paper	0	43,972,871	0	43,972,871
Investment companies	4,008,108	0	0	4,008,108
Total assets	$4,008,108	$390,275,076	$0	$394,283,184
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended November 30, 2021, the Fund did not have any transfers into/out of Level 3.

10  |  Allspring Conservative Income Fund